Income Taxes - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current	$ (1,290)	$ (75)	$ 1,669
Deferred	(889)	(2,150)	8,808
Income tax (expense) recovery	$ (2,179)	$ (2,225)	$ 10,477